UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

       /s/ Mark N. Lampert, San Francisco, May 15, 2013

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      31
                                              -----------------------------

Form 13F Information Table Value Total:                $599,698
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name

    1           28-6770                        BVF Partners L.P.

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
---------------------------- --------------  --------- -------- ------------------ ---------- -------- ----------------------------
                                                        VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGER    SOLE      SHARED    NONE
---------------------------- --------------  --------- -------- ---------   --- ---- ---------- -------- --------- ---------  ------
ACADIA PHARMACEUTICALS INC   COM           004225108      3,119    392,870 SH        DEFINED          1         0     392,870      0
AMGEN INC                    COM           031162100     51,255    500,000 SH   PUT  DEFINED          1         0     500,000      0
ANTHERA PHARMACEUTICALS INC  COM           03674U102      2,955  4,477,000 SH        DEFINED          1         0   4,477,000      0
ARQULE INC                   COM           04269E107      6,818  2,632,432 SH        DEFINED          1         0   2,632,432      0
ARRAY BIOPHARMA INC          COM           04269X105     56,245 11,431,858 SH        DEFINED          1         0  11,431,858      0
ASTEX PHARMACEUTICALS INC    COM           04624B103        828    185,600 SH        DEFINED          1         0     185,600      0
AVANIR PHARMACEUTICALS INC   CL A NEW      05348P401      2,149    781,700 SH        DEFINED          1         0     781,700      0
CADUS CORP                   COM           127639102        380    269,270 SH        DEFINED          1         0     269,270      0
CAPSTONE THERAPEUTICS CORP   COM           14068E109      1,784  7,755,688 SH        DEFINED          1         0   7,755,688      0
CHEMOCENTRYX INC             COM           16383L106     69,470  5,026,766 SH        DEFINED          1         0   5,026,766      0
CYTOKINETICS INC             COM           23282W100     11,757 10,313,435 SH        DEFINED          1         0  10,313,435      0
DURECT CORP                  COM           266605104      1,469  1,104,763 SH        DEFINED          1         0   1,104,763      0
ENDOCYTE INC                 COM           29269A102      6,127    492,100 SH        DEFINED          1         0     492,100      0
EXELIXIS INC                 NOTE 4.250%   30161QAC8     18,412 18,435,000 PRN       DEFINED          1         0  18,435,000      0
                             8/1
EXELIXIS INC                 COM           30161Q104     10,132  2,193,000 SH        DEFINED          1         0   2,193,000      0
FLAMEL TECHNOLOGIES SA       SPONSORED ADR 338488109        957    216,581 SH        DEFINED          1         0     216,581      0
GENVEC INC                   COM NEW       37246C307      1,686  1,116,600 SH        DEFINED          1         0   1,116,600      0
IRONWOOD PHARMACEUTICALS INC COM CL A      46333X108     96,043  5,252,561 SH        DEFINED          1         0   5,252,561      0
ISIS PHARMACEUTICALS INC     COM           464330109      9,776    577,100 SH        DEFINED          1         0     577,100      0
LIGAND PHARMACEUTICALS INC   COM NEW       53220K504     96,517  3,621,665 SH        DEFINED          1         0   3,621,665      0
MYREXIS INC                  COM           62856H107        159  1,673,486 SH        DEFINED          1         0   1,673,486      0
NEUROGESX                    COM           641252101         72  1,196,191 SH        DEFINED          1         0   1,196,191      0
ONCOTHYREON INC              COM           682324108      7,450  3,581,914 SH        DEFINED          1         0   3,581,914      0
PAIN THERAPEUTICS INC        COM           69562K100     11,173  3,257,327 SH        DEFINED          1         0   3,257,327      0
PALATIN TECHNOLOGIES INC     COM PAR $ .01 696077403      3,120  5,200,000 SH        DEFINED          1         0   5,200,000      0
QLT INC                      COM           746927102     24,092  2,725,303 SH        DEFINED          1         0   2,725,303      0
REGULUS THERAPEUTICS INC     COM           75915K101     15,109  1,949,563 SH        DEFINED          1         0   1,949,563      0
RIGEL PHARMACEUTICALS INC    COM NEW       766559603     59,059  8,697,997 SH        DEFINED          1         0   8,697,997      0
TARGACEPT INC                COM           87611R306     26,415  6,171,669 SH        DEFINED          1         0   6,171,669      0
TRANSCEPT PHARMACEUTICALS IN COM           89354M106        719    150,000 SH        DEFINED          1         0     150,000      0
VANDA PHARMACEUTICALS INC    COM           921659108      4,451  1,135,444 SH        DEFINED          1         0   1,135,444      0

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